Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 (Details) - Level 3 - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	₩ 248,516	₩ (448,098)
Recognized profit or loss from the financial instruments held as of December 31	434,799	(403,375)
Trading income
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss		843,657
Recognized profit or loss from the financial instruments held as of December 31		121,643
Gain (loss) on financial assets at fair value through profit or loss
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	179,658
Recognized profit or loss from the financial instruments held as of December 31	(14,586)
Gain (loss) on financial instruments designated at FVTPL
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss		(922,962)
Recognized profit or loss from the financial instruments held as of December 31		(129,654)
Gain (loss) on financial assets designated at fair value through profit or loss
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	10,090
Recognized profit or loss from the financial instruments held as of December 31	392,096
Gain (loss) on disposal of available-for-sale financial assets
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss		17,193
Recognized profit or loss from the financial instruments held as of December 31		977
Gain (loss) on securities at fair value through other comprehensive income
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	2,575
Recognized profit or loss from the financial instruments held as of December 31	0
Impairment losses on financial assets
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss		(180,206)
Recognized profit or loss from the financial instruments held as of December 31		(180,206)
Provision for credit loss allowance
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	17
Recognized profit or loss from the financial instruments held as of December 31	(28)
Other operating income (expenses)
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	56,176	(205,780)
Recognized profit or loss from the financial instruments held as of December 31	₩ 57,317	₩ (216,135)